Available-for-sale equity securities - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($)	Feb. 28, 2018 CNY (¥)	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 CNY (¥) shares
Schedule of Available-for-sale Securities
Proceeds from disposal of available-for-sale equity securities			$ 35	¥ 217
Impairment loss on available-for-sale equity securities						¥ 2,533	¥ 8,361
Consideration made to acquire available-for-sale equity securities						66,154
Dividend income			101	634		45	49,198
Cost basis of the available-for-sale equity securities			15,976			100,597		¥ 100,213
The aggregate fair values of the available-for-sale equity securities			$ 24,532			¥ 200,790		¥ 153,882
Life Corporation Limited - listed on Australian Securities Exchange
Schedule of Available-for-sale Securities
Ordinary shares held | shares						8,122,222
Percentage equity interest owned						11.40%
Proceeds from disposal of available-for-sale equity securities	$ 35	¥ 217
Impairment loss on available-for-sale equity securities				0		¥ 2,533	8,361
Total unrealized holding gains/(losses)						¥ (185)
Cordlife Group Limited - listed on Singapore Exchange
Schedule of Available-for-sale Securities
Ordinary shares held | shares			25,516,666			25,516,666		25,516,666
Percentage equity interest owned			10.10%			9.80%		10.10%
Dividend income			$ 101	¥ 634		¥ 0	¥ 17,007
Total unrealized holding gains/(losses)			9,982			92,025		¥ 62,613
Listed fund investment
Schedule of Available-for-sale Securities
Consideration made to acquire available-for-sale equity securities					$ 10,000	66,154
Other investment
Schedule of Available-for-sale Securities
Total unrealized holding gains/(losses)			$ (47)			¥ (72)		¥ (297)